UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21656

Name of Fund:     BlackRock Energy and Resources Trust (BGR)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 15.4%
Cameron International Corp. (a)	445,500	$26,418,150
Ensco PLC, Class A (b)	289,000	16,571,260
Halliburton Co. (b)	413,700	18,695,103
National Oilwell Varco, Inc. (b)	188,500	13,227,045
Schlumberger Ltd. (b)	476,268	38,734,876
Technip SA	160,900	17,753,514

		131,399,948
Metals & Mining — 0.4%
Hi-Crush Partners LP	131,350	2,934,359
Oil, Gas & Consumable Fuels — 80.2%
Access Midstream Partners LP (b)	237,800	11,169,466
AltaGas Ltd. (b)	494,600	17,330,984
Anadarko Petroleum Corp. (b)	559,233	49,503,305
Cabot Oil & Gas Corp.	333,800	25,308,716
Cairn Energy PLC (a)	2,000,000	8,184,903
Chevron Corp. (b)	499,500	62,882,055
Cimarex Energy Co. (b)	141,400	10,807,202
Concho Resources, Inc. (a)(b)	64,700	5,802,943
ConocoPhillips (b)	278,500	18,063,510
CONSOL Energy, Inc.	245,721	7,624,723
Crew Energy, Inc. (a)	1,307,339	6,720,621
DCP Midstream Partners LP	233,400	12,293,178
Denbury Resources, Inc. (a)(b)	1,118,646	19,576,305
Enbridge, Inc. (b)	197,000	8,740,424
EOG Resources, Inc. (b)	187,500	27,279,375
EQT Corp. (b)	175,632	15,192,168
Exxon Mobil Corp. (b)	730,000	68,437,500
Golar LNG Ltd. (b)	340,434	11,755,186
Gulfport Energy Corp. (a)(b)	695,648	37,008,474
Keyera Corp. (b)	426,467	23,858,236
Kodiak Oil & Gas Corp. (a)(b)	803,000	7,797,130
Kosmos Energy Ltd. (a)	993,007	10,486,154
MarkWest Energy Partners LP (b)	349,189	24,516,560
Noble Energy, Inc. (b)	708,992	44,304,910
NuVista Energy Ltd. (a)(b)	519,615	3,440,154
Pembina Pipeline Corp. (b)	288,000	9,020,504
Pioneer Natural Resources Co.	168,133	26,020,263
Plains All American Pipeline LP (b)	345,400	18,389,096
Range Resources Corp. (b)	514,200	40,673,220
TransCanada Corp. (b)	288,000	13,159,225

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Whiting Petroleum Corp. (a)(b)	517,900	$26,656,313
Williams Partners LP (b)	300,600	15,096,132

		687,098,935
Specialty Retail — 0.4%
CST Brands, Inc. (a)(b)	103,333	3,369,689
Total Common Stocks — 96.4%		824,802,931

Warrants (c)
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp., Expires 10/14/13(a)(d)	70,300	3,663
Total Long-Term Investments (Cost — $657,438,325) — 96.4%		824,806,594

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)	26,691,146	26,691,146

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.18% (e)(f)(g)	$7	6,500
Total Short-Term Securities (Cost — $26,697,646) — 3.1%		26,697,646
Total Investments Before Options Written (Cost — $684,135,971*) — 99.5%		851,504,240

Options Written
(Premiums Received — $8,067,252) — (1.1)%		(9,113,562)
Total Investments Net of Options Written — 98.4%		842,390,678
Other Assets Less Liabilities — 1.6%		13,896,894

Net Assets — 100.0%		$856,287,572

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$692,383,458

Gross unrealized appreciation	$179,864,287
Gross unrealized depreciation	(20,743,505)

Net unrealized appreciation	$159,120,782

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD Canadian Dollar EUR Euro	GBP British Pound USD US Dollar

BLACKROCK ENERGY AND RESOURCES TRUST (BGR)	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Security, or a portion of security, is on loan.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at October 31, 2012	Net Activity	Shares/Beneficial Interest Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,572,699	22,118,447	26,691,146	$18,968	$108
BlackRock Liquidity Series, LLC Money Market Series	$13,663,321	$(13,656,821)	$6,500	$1,328	—

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	202,755	CAD	208,579	Bank of New York Mellon Corp.	8/01/13	$(321)
USD	523,278	CAD	539,984	Citibank N.A.	8/02/13	(2,459)
Total						$(2,780)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
ConocoPhillips	Call	USD	62.50	8/13/13	81	$(21,442)
Noble Energy, Inc.	Call	USD	59.00	8/15/13	1,264	(458,373)
AltaGas Ltd.	Call	CAD	38.00	8/19/13	305	(2,227)
Anadarko Petroleum Corp.	Call	USD	90.00	8/19/13	850	(140,250)
Anadarko Petroleum Corp.	Call	USD	92.50	8/19/13	1,108	(103,044)
Anadarko Petroleum Corp.	Call	USD	97.50	8/19/13	500	(14,500)
Chevron Corp.	Call	USD	120.00	8/19/13	453	(277,462)
Chevron Corp.	Call	USD	125.00	8/19/13	750	(150,000)
Cimarex Energy Co.	Call	USD	70.00	8/19/13	465	(341,775)
CST Brands, Inc.	Call	USD	33.00	8/19/13	180	(15,300)
CST Brands, Inc.	Call	USD	34.00	8/19/13	180	(7,650)
Denbury Resources, Inc.	Call	USD	17.00	8/19/13	1,335	(100,125)
Denbury Resources, Inc.	Call	USD	18.00	8/19/13	622	(15,550)
Enbridge, Inc.	Call	CAD	46.00	8/19/13	690	(20,490)
Ensco PLC, Class A	Call	USD	62.50	8/19/13	505	(2,525)
EOG Resources, Inc.	Call	USD	135.00	8/19/13	656	(762,600)
EQT Corp.	Call	USD	85.00	8/19/13	305	(85,400)
Exxon Mobil Corp.	Call	USD	95.00	8/19/13	790	(39,500)
Halliburton Co.	Call	USD	44.00	8/19/13	730	(117,530)
Halliburton Co.	Call	USD	46.00	8/19/13	365	(17,155)
Halliburton Co.	Call	USD	47.00	8/19/13	365	(7,300)
Keyera Corp.	Call	CAD	60.00	8/19/13	190	(6,012)
Keyera Corp.	Call	CAD	62.00	8/19/13	190	(1,665)
Kodiak Oil & Gas Corp.	Call	USD	9.00	8/19/13	320	(25,600)

2	BLACKROCK ENERGY AND RESOURCES TRUST (BGR)	JULY 31, 2013

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Exchange-traded options written as of July 31, 2013 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
MarkWest Energy Partners LP	Call	USD	70.00	8/19/13	640	$(67,200)
National Oilwell Varco, Inc.	Call	USD	70.00	8/19/13	625	(86,250)
Plains All American Pipeline LP	Call	USD	57.50	8/19/13	330	(2,475)
Range Resources Corp.	Call	USD	77.50	8/19/13	900	(240,750)
Schlumberger Ltd.	Call	USD	77.50	8/19/13	100	(41,750)
TransCanada Corp.	Call	CAD	48.00	8/19/13	950	(18,499)
MarkWest Energy Partners LP	Call	USD	68.50	9/21/13	198	(54,910)
AltaGas Ltd.	Call	CAD	36.00	9/23/13	715	(67,873)
Denbury Resources, Inc.	Call	USD	18.00	9/23/13	1,957	(88,065)
Ensco PLC, Class A	Call	USD	62.50	9/23/13	505	(12,625)
EQT Corp.	Call	USD	85.00	9/23/13	305	(126,575)
Golar LNG Ltd.	Call	USD	35.00	9/23/13	600	(75,000)
Keyera Corp.	Call	CAD	58.00	9/23/13	555	(89,159)
Pembina Pipeline Corp.	Call	CAD	33.00	9/23/13	58	(2,118)
Plains All American Pipeline LP	Call	USD	57.50	9/23/13	150	(3,750)
TransCanada Corp.	Call	CAD	48.00	9/23/13	58	(3,727)
Whiting Petroleum Corp.	Call	USD	48.00	9/23/13	412	(187,460)
Williams Partners LP	Call	USD	50.00	9/23/13	332	(61,420)
NuVista Energy Ltd.	Call	CAD	8.00	10/21/13	1,100	(12,852)
Total						$(3,975,933)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Williams Partners LP	Citibank N.A.	Call	USD	51.03	8/05/13	48,000	$(12,748)
MarkWest Energy Partners LP	Citibank N.A.	Call	USD	68.44	8/06/13	38,500	(68,068)
Cairn Energy PLC	UBS AG	Call	GBP	2.65	8/07/13	234,000	(21,119)
Kosmos Energy Ltd.	UBS AG	Call	USD	11.18	8/08/13	42,500	(2,977)
AltaGas Ltd.	Goldman Sachs International	Call	CAD	40.34	8/12/13	71,300	(645)
Cabot Oil & Gas Corp.	Credit Suisse International	Call	USD	72.73	8/12/13	116,800	(411,596)
DCP Midstream Partners LP	Barclays Bank PLC	Call	USD	51.56	8/13/13	39,000	(43,407)
Exxon Mobil Corp.	Goldman Sachs International	Call	USD	93.36	8/13/13	127,000	(128,320)
Kodiak Oil & Gas Corp.	UBS AG	Call	USD	8.87	8/13/13	82,500	(72,791)
Pioneer Natural Resources Co.	Morgan Stanley & Co. International PLC	Call	USD	145.18	8/13/13	91,200	(967,417)
Access Midstream Partners LP	Morgan Stanley & Co. International PLC	Call	USD	49.37	8/14/13	39,200	(5,847)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	11.75	8/14/13	54,000	(5,794)
Range Resources Corp.	Goldman Sachs International	Call	USD	76.87	8/15/13	90,000	(271,694)
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	8/23/13	24,700	(72,259)
Cameron International Corp.	Deutsche Bank AG	Call	USD	63.87	8/27/13	75,500	(26,950)
Gulfport Energy Corp.	Citibank N.A.	Call	USD	52.80	8/27/13	86,500	(287,557)
DCP Midstream Partners LP	Citibank N.A.	Call	USD	58.35	8/28/13	42,600	(40,194)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	10.70	8/28/13	58,000	(25,455)
Williams Partners LP	Goldman Sachs International	Call	USD	52.60	8/29/13	24,000	(15,614)
Plains All American Pipeline LP	UBS AG	Call	USD	55.85	9/09/13	38,800	(18,913)
Access Midstream Partners LP	Citibank N.A.	Call	USD	49.29	9/10/13	44,000	(25,316)
Cameron International Corp.	Deutsche Bank AG	Call	USD	63.87	9/10/13	75,500	(52,560)
Cairn Energy PLC	Morgan Stanley & Co. International PLC	Call	GBP	2.67	9/11/13	43,000	(6,196)
Cairn Energy PLC	UBS AG	Call	GBP	2.58	9/11/13	190,000	(43,004)
Kosmos Energy Ltd.	Citibank N.A.	Call	USD	10.96	9/11/13	58,000	(19,902)
NuVista Energy Ltd.	Credit Suisse International	Call	CAD	7.22	9/12/13	81,400	(15,896)
Kodiak Oil & Gas Corp.	Goldman Sachs International	Call	USD	9.97	9/13/13	166,500	(65,436)
Concho Resources, Inc.	Deutsche Bank AG	Call	USD	89.35	9/16/13	22,600	(88,597)

BLACKROCK ENERGY AND RESOURCES TRUST (BGR)	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Exxon Mobil Corp.	Morgan Stanley & Co. International PLC	Call	USD	91.57	9/16/13	24,700	$(70,961)
Kosmos Energy Ltd.	Deutsche Bank AG	Call	USD	11.03	9/16/13	70,000	(26,114)
Schlumberger Ltd.	Citibank N.A.	Call	USD	79.25	9/16/13	135,900	(460,147)
Technip SA	Deutsche Bank AG	Call	EUR	86.55	9/17/13	14,900	(40,274)
CONSOL Energy, Inc.	Goldman Sachs International	Call	USD	29.40	9/18/13	86,000	(203,494)
Noble Energy, Inc.	Deutsche Bank AG	Call	USD	67.11	9/19/13	121,700	(59,674)
Pembina Pipeline Corp.	Citibank N.A.	Call	CAD	32.42	9/19/13	95,000	(56,024)
Golar LNG Ltd.	Morgan Stanley & Co. International PLC	Call	USD	36.85	9/24/13	59,100	(54,053)
Technip SA	UBS AG	Call	EUR	84.83	9/25/13	41,400	(160,240)
Gulfport Energy Corp.	UBS AG	Call	USD	49.18	9/26/13	70,000	(432,584)
Whiting Petroleum Corp.	Citibank N.A.	Call	USD	52.78	9/26/13	70,000	(140,000)
Chevron Corp.	Barclays Bank PLC	Call	USD	126.25	9/30/13	54,500	(128,806)
Gulfport Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	54.75	9/30/13	86,900	(277,653)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.74	10/01/13	116,500	(14,636)
Plains All American Pipeline LP	Deutsche Bank AG	Call	USD	56.03	10/01/13	32,000	(22,027)
Whiting Petroleum Corp.	Citibank N.A.	Call	USD	52.78	10/07/13	70,000	(158,900)
Cairn Energy PLC	Goldman Sachs International	Call	GBP	2.74	10/08/13	116,500	(15,770)
Total							$(5,137,629)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK ENERGY AND RESOURCES TRUST (BGR)	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$113,646,434	$17,753,514	—	$131,399,948
Metals & Mining	2,934,359	—	—	2,934,359
Oil, Gas & Consumable Fuels	678,914,032	8,184,903	—	687,098,935
Specialty Retail	3,369,689	—	—	3,369,689
Warrants	—	3,663	—	3,663
Short-Term Securities	26,691,146	6,500	—	26,697,646
Total	$825,555,660	$25,948,580	—	$851,504,240

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(3,441,207)	$(5,672,355)	—	$(9,113,562)
Foreign currency exchange contracts	(2,780)	—	—	(2,780)
Total	$(3,443,987)	$(5,672,355)	—	$(9,116,342)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$34,850	—	—	$34,850
Cash pledged as collateral for options written	590,000	—	—	590,000
Liabilities:
Bank overdraft	—	$(14,990)	—	(14,990)
Collateral on securities loaned at value	—	(6,500)	—	(6,500)
Total	$624,850	$(21,490)	—	$603,360

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK ENERGY AND RESOURCES TRUST (BGR)	JULY 31, 2013	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Energy and Resources Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Energy and Resources Trust

Date: September 24, 2013